INCOME TAXES, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	$ 1,876	$ 1,382
Deferred tax liabilities	$ (51,027)	$ (45)